Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Computed expected benefit of income taxes	$ (3,334,278)	$ (1,569,648)	$ (2,229,950)
Share-based compensation and permanent differences	2,396,981	693,895	1,220,577
Non-deductible interest expense	388,416	411,695	364,680
Expiry of tax credits	262,664	582,939	525,830
True up of prior year balances	(56,333)	671,947	(30,092)
Increase (decrease) in valuation allowance	342,550	(790,828)	148,955
Income tax provision